Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 221,071	$ 97,228	$ 106,203
Bank balances	64,085,358	45,389,589	41,519,788
Cash	64,306,429	45,486,817	41,625,991
Time deposits	600,200	4,804,224	14,955,778
Securities purchased under resale agreements	196,319,058	102,695,758	75,447,904
Investments in mutual funds	10,194,222	16,586,749	24,772
Short term investments classified as cash equivalents	206,513,280	119,282,507	75,472,676
Cash equivalents	253,236,558	124,086,731	90,428,454
Overnight deposits	1,471,063	471,054	1,978,738
Total other cash and cash equivalents	1,471,063	471,054	1,978,738
Total	$ 319,014,050	$ 170,044,602	$ 134,033,183	$ 192,554,239